UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net cash (used in)/provided by operating activities	$ 3,584	$ (13,256)
Cash flows from investing activities
Purchase of property and equipment	(120)	(479)
Purchase of intangible assets	(104)	(249)
Increase in short-term investments	(4,900)	17,427
Increase in time deposit	(63)	(208)
Capital injection to a subsidiary		(99)
Investment in an equity investee	(412)	(567)
Increase in other long-term investments	(1,942)
Increase in prepaid long-term investment costs	(5,785)
Loan to a third party	(2,013)
Net cash provided by / (used in) investing activities	(12,338)	8,654
Cash flows from financing activities
Proceeds from exercise of share options	392	239
Proceeds from issuance of convertible notes, net of transaction expenses	3,958
Redemption of convertible notes	(15,196)
Proceeds from bank borrowings	67,796	16,714
Repayments of bank borrowings	(62,775)
Repurchase of ordinary shares	(677)	(482)
Net proceeds from issuance of ordinary shares upon PIPE offering	18,531
Net cash provided by financing activities	12,029	16,471
Net increase in cash and cash equivalents and restricted cash	3,275	11,869
Cash and cash equivalents and restricted cash at the beginning of Period	60,706	39,828
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(247)	(195)
Cash and cash equivalents and restricted cash at the end of period	63,734	51,502
Supplemental disclosure of cash flow information:
Interests paid	1,015	537
Cash paid for income taxes	(862)	(46)
Supplemental schedule of non-cash investing and financing activities:
Fair value losses on convertible notes	3,007	1,993
Fair value losses on derivative liabilities	5,123
Issuance of ordinary shares upon conversion of convertible notes	36,168	4,431
Optimal Power Limited
Cash flows from investing activities
Net of cash received	3,001
Supplemental schedule of non-cash investing and financing activities:
Issuance of ordinary shares upon acquisition	$ 31,945
Changyi (Shanghai) Information Technology Ltd.
Cash flows from investing activities
Net of cash received		(5,971)
Addoil Broadcasts Limited
Cash flows from investing activities
Net of cash received		$ (1,200)